February 7, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Transamerica Life Insurance and Annuity Company and Transamerica Life Separate Account VA-1 (File No. 33-10914)

Dear Commissioner:

On behalf of Transamerica Life Insurance and Annuity Company and Transamerica Life Separate Account VA-1 ("separate account"), incorporated by reference is the annual report of the underlying fund, American Funds' American Variable Insurance Series for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer:            American Variable Insurance Series
         File #:  811-03857
         Accession #:      729528-97-11
         CIK#:             729528
         Filing Date:      February 7, 1997

This annual report is for the period ending November 30, 1996, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Paralegal

cc:      R. Fink, Esq.
         F. Bellamy, Esq.